Document and Entity Information	Jul. 15, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001625101
Document Type	8-K
Document Period End Date	Jul. 15, 2024
Entity Registrant Name	Pulse Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37744
Entity Tax Identification Number	46-5696597
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(510)
Local Phone Number	906-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PLSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false